Fair Value Measurements - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Beginning balance	$ 2,388	$ 18,804	$ 2,611
Investment	18,000	3,796	21,151
Unrealized fair value gain (loss) included in other comprehensive income		16,136	(3,388)
Cost adjustment included in share of results of equity investees		(16,006)	(1,572)
Impairment loss	(1,147)	(4,226)
Disposal during 2016		(16,866)
Exchange differences	8	750	2
Ending balance	19,249	$ 2,388	$ 18,804
Liabilities:
Convertible promissory notes issued during the year	(675,000)
Fair value loss	(51,950)
Balance at December 31,2017	$ (726,950)